Tax Assets and Liabilities	12 Months Ended
Mar. 31, 2022
Disclosure Of Tax Assets And Liabilities [Abstract]
Tax Assets and Liabilities
20)	TAX ASSETS AND LIABILITIES

Unrecognized Deferred Tax Assets

Deferred tax assets have not been recognized in respect of the following items:

	As at March 31
Particulars	2021	2022
Deductible temporary differences	37,368	42,682
Tax losses carry forward	178,792	170,569
Total	216,160	213,251

During the years ended March 31, 2020, 2021 and 2022, the Company did not recognize deferred tax assets on tax losses, unabsorbed depreciation and other temporary differences mainly related to share based payments and employee benefits, because it is not probable that future taxable profits will be available. Further, deferred tax assets have been recognised only to the extent of deferred tax liabilities. The above tax losses as at March 31, 2022 excluding unabsorbed depreciation in the  subsidiaries expire at various dates ranging from 2023 to 2035 except for the tax losses in the Singapore and Indonesia entities amounting to USD 3,350, which can be carried forward for an indefinite period. Unabsorbed depreciation of USD 27,622 (March 31, 2021: USD 30,609) in the Indian subsidiaries can be carried forward for an indefinite period. Other deductible temporary differences do not have any expiry date.

Recognized Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities are attributable to the following:

	As at March 31
	2021	2022	2021	2022	2021	2022
Particulars	Assets		Liabilities		Net
Property, plant and equipment	—	85	—	—	—	85
Intangible assets, excluding goodwill	—	—	(19,410)	(15,337)	(19,410)	(15,337)
Trade and other receivables	48	47	—	—	48	47
Convertible notes	—	—	(6,364)	(4,314)	(6,364)	(4,314)
Employee benefits	73	92	—	—	73	92
Other non-current liabilities	8	23	—	—	8	23
Share based payments	111	—	—	—	111	—
Tax loss carry forwards	21,670	16,808	—	—	21,670	16,808
Deferred tax assets/ (liabilities) before set off	21,910	17,055	(25,774)	(19,651)	(3,864)	(2,596)
Set off	(21,910)	(17,055)	21,910	17,055	—	—
Net deferred tax assets/(liabilities)	—	—	(3,864)	(2,596)	(3,864)	(2,596)

Movement in deferred tax assets/(liabilities) during the year

Particulars	Balance as at April 1, 2020	Recognised in profit or loss	Recognised directly in equity	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2021	Recognised in profit or loss	Recognised in other comprehensive income	Effects of movement in foreign exchange rates	Balance as at March 31, 2022
Property, plant and equipment	—	—	—	—	—	—	86	—	(1)	85
Intangible assets, excluding goodwill	(20,916)	1,917	—	—	(411)	(19,410)	3,203	—	870	(15,337)
Trade and other receivables	48	(1)	—	—	1	48	—	—	(1)	47
Convertible notes	—	282	(6,646)	—	—	(6,364)	2,050	—	—	(4,314)
Employee benefits	119	(48)	—	—	2	73	22	—	(3)	92
Share based payments	228	(120)	—	—	3	111	(111)	—	—	—
Tax losses carry forward	18,739	2,555	—	—	376	21,670	(4,025)	—	(837)	16,808
Other non-current liabilities	5	2	—	—	1	8	16	—	(1)	23
Total	(1,777)	4,587	(6,646)	—	(28)	(3,864)	1,241	—	27	(2,596)